General (Details Narrative)			3 Months Ended				12 Months Ended
	Jan. 25, 2024 USD ($)	Jun. 12, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares		Mar. 31, 2023 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Jan. 25, 2024 ILS (₪)	Apr. 30, 2021 $ / shares
Net income (loss) | $			$ 657,000		$ 1,350,000		$ 4,909,000		$ 4,734,000
Cash flow from operating activities | $			358,000		$ 900,000		3,232,000		3,375,000
Accumulated deficit | $			$ 15,496,000				$ 14,839,000		$ 9,930,000
Share price			$ 0.41		$ 0.53	[1]	$ 0.4
Class of warrant purchase | shares		1,000,000
Class of warrant exercise price		$ 0.0140										$ 0.64
Warrant exercise price		$ 2.50
Class of warrant or right, outstanding | shares		75,000
Aggregate proceeds | $		$ 1,000,000,000
Project budget	$ 1,030,000										₪ 3,761,978
Total budget	50.00%
Minimum [Member]
Share price			0.53	[1]			0.53	[2]	$ 0.26	[2]
Pay royalties	3.00%										3.00%
Maximum [Member]
Share price			$ 0.64	[1]			$ 0.64	[2]	$ 0.53	[2]
Pay royalties	5.00%										5.00%
Common Stock [Member]
Net income (loss) | $
Common stock new issues | shares		1,000,000
Share price		$ 1,000.00

[1]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.
[2]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.